DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Financial assets measured at amortized cost	$ 1,438	$ 3,721
Non Current [Abstract]
Other financial assets at amortized cost	40,162,283	43,720,399
Other Financial Assets at Amortized Cost [Member]
Current [Abstract]
Financial assets measured at amortized cost	1,438	3,721
Non Current [Abstract]
Other financial assets at amortized cost	40,162,283	43,720,399
Fixed Term Deposits in Foreign Currency [Member]
Current [Abstract]
Financial assets measured at amortized cost	0	0
Non Current [Abstract]
Other financial assets at amortized cost	39,290,345	43,718,093
VRD Bonds [Member]
Current [Abstract]
Financial assets measured at amortized cost	1,438	3,721
Non Current [Abstract]
Other financial assets at amortized cost	0	2,306
Private Debt Bonds [Member]
Current [Abstract]
Financial assets measured at amortized cost	0	0
Non Current [Abstract]
Other financial assets at amortized cost	$ 871,938	$ 0